Inventory (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventory
	2019	2018

Inventory - finished goods	$357,265	$188,116
Inventory - parts	185,690	169,704
Total inventory	$542,955	$357,820